Accounts Receivable - Allowance for Doubtful Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful receivables, Beginning Balance	€ (2.2)		€ (5.6)
Addition for the year	(7.8)	[1]	(3.2)	[1]	€ (3.9)
Effect of changes in exchange rates	0.1		0.0
Utilization of the provision	5.3		6.6
Allowance for doubtful receivables, Ending Balance	€ (4.6)		€ (2.2)		€ (5.6)

[1]	The addition for the year is recorded in cost of sales.